Accounts Receivable, Net (Tables)	12 Months Ended
Oct. 31, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable

Accounts receivable consisted of the following:

	October 31, 2025	October 31, 2024
Accounts receivable	10,069,682	6,206,171
Less: Allowance for expected credit losses	(192,652)	(17,179)
Accounts receivable, net	$9,877,030	$6,188,992

Schedule of Allowance for Expected Losses

The movement in the allowance for expected losses are as follows:

	October 31, 2025	October 31, 2024
Beginning balance	$17,179	$143
Additions	$173,564	17,064
Foreign currency translation adjustments	1,909	(28)
Allowance for expected losses	$192,652	$17,179